Share-based Compensation - Option exercise prices (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	10,683,100	0
Number of options exercisable (in shares)	7,425,000
Weighted Average Remaining Contractual Life (in years)	3 years 10 months 24 days
Exercise Price One
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share) | $ / shares	$ 0.20
Number of options outstanding (in shares)	2,425,000
Number of options exercisable (in shares)	2,425,000
Weighted Average Remaining Contractual Life (in years)	3 years 7 months 6 days
Exercise Price Two
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share) | $ / shares	$ 0.90
Number of options outstanding (in shares)	5,000,000
Number of options exercisable (in shares)	5,000,000
Weighted Average Remaining Contractual Life (in years)	3 years 7 months 6 days
Exercise Price Three
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share) | $ / shares	$ 1.12
Number of options outstanding (in shares)	552,100
Number of options exercisable (in shares)	0
Weighted Average Remaining Contractual Life (in years)	4 years 10 months 24 days
Exercise Price Four
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share) | $ / shares	$ 1.23
Number of options outstanding (in shares)	2,523,300
Number of options exercisable (in shares)	0
Weighted Average Remaining Contractual Life (in years)	4 years 4 months 24 days
Exercise Price Five
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share) | $ / shares	$ 1.50
Number of options outstanding (in shares)	182,700
Number of options exercisable (in shares)	0
Weighted Average Remaining Contractual Life (in years)	4 years 7 months 6 days